Other Current Assets and Non-Current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Non-current Assets [Abstract]
Loans to third parties	¥ 80,059	$ 11,176	¥ 81,552	[1]
Long-term deferred expenses	154	20	181	[2]
Other non-current assets	¥ 80,213	$ 11,196	¥ 81,733

[1]	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annual. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in HK area. Consequently, the loan is not yet to be granted to any customers due to the fact that the Company’s vehicle product is still at certification stage and there is no contract entered into yet with any dealers or purchasers of battery swapping stations. However, the Group’s first batch of battery swap station equipment has been successfully delivered to Hong Kong, with substantive cooperation established with local enterprises regarding equipment installation and operational management. Consequently, the Group anticipates that the project’s progress will align with initial expectations, and the collaborative business with Worthy Credit is expected to proceed.

In April 2023, the Group entered into a cooperation agreement with Richness Fortune Credit (HK) Company Limited (“Richness”), whereby the Group agreed to provide a $6,000 loan to facilitate Richness’ identification of potential investment targets. However, due to persistent weakness in the primary investment market, the investment opportunities presented by Richness failed to meet management’s expectations, resulting in the funds remaining unutilized. Subsequently, in 2024, the Group and Richness executed an amendment agreement that: Extends the cooperation term through December 2028; Implements an annual interest charge of $600,000, commencing in 2025.

[2]	On September 11, 2024, Youxu Zibo entered into a design service contract with Shanghai Kunying Technology Co., Ltd. for battery swap station projects. Under the agreement, design service costs are recognized in accordance with the construction progress of the respective battery swap stations. Costs related to uncompleted stations that have not passed final inspection are capitalized as long-term deferred expenses. As of June 30, 2025, the Company had RMB 154 in unamortized design fees capitalized under long-term deferred expenses.